Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Nov. 06, 2024 USD ($) shares $ / shares	Sep. 10, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee
director compensation policy, as further described under the heading,
“Non-Employee
Director Compensation—Narrative to Director Compensation Table” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information about us when determining the timing of stock option grants and does not seek to time
the award of stock options in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation
S-K:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award (s)	Grant Date Fair Value of the Award ($) (1)
Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading Day
Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Jayson Rieger	11/06/2024	2,000,000	0.7463	1,187,744	(47.81%) (2)
Christopher G. Hayes	10/09/2024	50,000	1.28	50,500	0% (3)

(1)
The amounts reflect the full grant date fair value, computed in accordance with ASC Topic 718. Consistent with the calculations contained in our financial statements, this calculation does not give effect to any estimate of forfeitures related to service-based vesting, but assumes that the executive will perform the requisite service for the award to vest in full. The assumptions we used in valuing options are described in Note 8 to our audited financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2024.

(2)
We filed our Quarterly Report on Form
10-Q
for the quarter ended September 30, 2024
pre-market
on November 5, 2024. The closing stock price per share of our common stock on November 4, 2024 and November 6, 2024 was $1.43 and $0.7463, respectively.

(3)	We filed a Current Report on Form 8-K after market close on October 8, 2024. The closing stock price per share of our common on each of October 8, 2024 and October 9, 2024 was $1.28.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation
S-K:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award (s)	Grant Date Fair Value of the Award ($) (1)
Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading Day
Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Jayson Rieger	11/06/2024	2,000,000	0.7463	1,187,744	(47.81%) (2)
Christopher G. Hayes	10/09/2024	50,000	1.28	50,500	0% (3)

(1)
The amounts reflect the full grant date fair value, computed in accordance with ASC Topic 718. Consistent with the calculations contained in our financial statements, this calculation does not give effect to any estimate of forfeitures related to service-based vesting, but assumes that the executive will perform the requisite service for the award to vest in full. The assumptions we used in valuing options are described in Note 8 to our audited financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2024.

(2)
We filed our Quarterly Report on Form
10-Q
for the quarter ended September 30, 2024
pre-market
on November 5, 2024. The closing stock price per share of our common stock on November 4, 2024 and November 6, 2024 was $1.43 and $0.7463, respectively.

(3)	We filed a Current Report on Form 8-K after market close on October 8, 2024. The closing stock price per share of our common on each of October 8, 2024 and October 9, 2024 was $1.28.

Jayson Rieger [Member]
Awards Close in Time to MNPI Disclosures
Name		Jayson Rieger
Underlying Securities | shares		2,000,000
Exercise Price | $ / shares		$ 0.7463
Fair Value as of Grant Date | $		$ 1,187,744
Underlying Security Market Price Change	0.4781
Christopher G. Hayes [Member]
Awards Close in Time to MNPI Disclosures
Name			Christopher G. Hayes
Underlying Securities | shares			50,000
Exercise Price | $ / shares			$ 1.28
Fair Value as of Grant Date | $			$ 50,500
Underlying Security Market Price Change	0